S000004314 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	305 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.05%	13.07%	14.22%
S&P SmallCap 600 Growth Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	5.37%	5.53%	9.82%
iShares S&P Small-Cap 600 Growth ETF
Prospectus [Line Items]
Average Annual Return, Percent	5.20%	5.36%	9.60%
Performance Inception Date				Jul. 24, 2000
iShares S&P Small-Cap 600 Growth ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.94%	5.10%	9.33%
iShares S&P Small-Cap 600 Growth ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.21%	4.13%	7.84%